(212) 318-6054

vadimavdeychik@paulhastings.com

December 28, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Gabelli ETFs Trust (the “Registrant”) Registration Statement on Form N-1A/A File No.: 333-238109; 811-23157

Ladies and Gentlemen:

On behalf of the Registrant, we hereby transmit for filing, pursuant to the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, the Registration Statement on Form N-lA/A, together with certain exhibits thereto.

The purpose of this filing is to update the Registration Statement to respond to comments from the Securities and Exchange Commission and to make certain other changes.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Sincerely,

/s/ Vadim Avdeychik

Vadim Avdeychik

for PAUL HASTINGS LLP

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